Significant Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party revenues	$ 77,329,868	$ 25,982,724	$ 12,724,077
Wuhu Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	6,088,130	1,226,227
Wuhu Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	10,484,505	191,757
Hangzhou Vanke Investment Management Company Limited | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	5,077,871
Hangzhou Vanke Investment Management Company Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	3,151,268
Wanjia Win-Win Investment Management Limited | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	4,907,999
Wanjia Win-Win Investment Management Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	654,842
Shanghai Gopher Languang Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	4,050,541	819,199
Shanghai Gopher Languang Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	4,885,604	459,439
Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	2,161,933	3,866,439
Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	11,827,050	2,504,815
Wuhu Bona Film Investment Management Limited | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,037,354
Wuhu Bona Film Investment Management Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	331,157
Chongqing Gopher Longxin Equity Investment Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	807,242	748,914
Chongqing Gopher Longxin Equity Investment Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	2,893,066	268,632
Gopher investment Fund SPC | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	761,105
Gopher investment Fund SPC | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	528,338
Kunshan Jingzhao Equity Investment Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	717,565	215,657	1,987,969
Kunshan Jingzhao Equity Investment Management Co., Ltd | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	2,742,184	2,111,583	522,800
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	359,671	411,614
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	131,164	1,024,790
Sequoia Capital Investment Management (Tianjin) Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	127,965	218,860	410,755
Financial Products Invested By Group And Affiliates | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	92,962	55,475	1,044,942
Financial Products Invested By Group And Affiliates | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	1,140,375	1,010,330	665,769
Tianjin Gopher Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	31,991	645,699	594,592
Tianjin Gopher Asset Management Co., Ltd. | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	3,876,955	3,622,393	1,550,151
Gopher Capital GP Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	20,004	159,257
Gopher Capital GP Ltd | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	34,001	14,002
Financial Products Held By Shareholders | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	21,906
Sequoia Capital Investment Management Tianjin Company Limited | Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	$ 8,385,120	$ 6,407,642	$ 5,947,099